UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a)

Boston Common ESG Impact Emerging Markets Fund
BCEMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Boston Common ESG Impact Emerging Markets Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact Emerging Markets Fund	$112	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ending September 30, 2024, the Boston Common ESG Impact Emerging Markets Fund (the “Fund”) returned 27.16%, ahead of the MSCI EM Index (the “Index”) which gained 26.05% over the same period.
Easing monetary policies across major global central banks, optimism around artificial intelligence (AI), and new stimulus measures in China drove investor sentiment and market performance during the period. The Fund’s Technology selections contributed most to relative performance, gaining from investments in semiconductor stocks, TSM and SK Hynix, both AI supply chain beneficiaries. The Consumer Discretionary sector was another area of strength, led by Chinese e-commerce platform provider Meituan, and South Africa’s Naspers Group, which holds an investment in China’s internet giant Tencent. We also had strong returns in Industrials, including Indian industrial conglomerate Voltas, as well as Chinese solar power inverter maker Sungrow. Financials, especially banks, detracted most from relative performance. Notable underperformers included HDFC Bank in India which experienced moderate loan growth, while increased provisioning affected Bank Rakyat (Indonesia). Selection in Healthcare lagged due to challenges faced by Wuxi Biologics in China amidst US-China geopolitical tensions, while Hapvida in Brazil encountered short-term operational headwinds.
We bolstered our defensive sector positioning, increasing our exposure to Consumer Staples and Healthcare. We also added cyclical exposure to Industrials and interest rate-sensitive sectors such as Financials and Real Estate. While we remain positive on the long-term prospects for AI and digitalization, we reduced Technology weighting after its strong performance, especially in memory stocks, in anticipation of shifts in the pricing cycle.

Top Contributors
↑	MEITUAN
↑	PING AN INSURANCE
↑	SUNGROW POWER SUPP
↑	NASPERS
↑	WEG SA

Top Detractors
↓	SK HYNIX INC
↓	TAIWAN SEMICONDUCTOR MFG LTD SPONSORED ADS
↓	SAMSUNG ELECTRONICS PFD
↓	UNIMICRON TECHNOLO
↓	HDFC BANK LTD SPONSORED ADS
Boston Common ESG Impact Emerging Markets Fund	PAGE 1	TSR-AR-74316J227

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/20/2021)
Boston Common ESG Impact Emerging Markets Fund (without sales charge)	27.16	0.94
MSCI EM (EMERGING MARKETS) Net (USD)	26.05	0.31
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$63,972,362
Number of Holdings	53
Net Advisory Fee	$196,805
Portfolio Turnover	25%
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.3%
Naspers Ltd.	4.5%
Meituan	4.2%
Samsung Electronics Co. Ltd.	3.4%
HDFC Bank Ltd.	3.4%
Bharti Airtel Ltd.	3.3%
PT Bank Rakyat Indonesia (Persero) Tbk.	2.7%
Ping An Insurance Group Co. of China Ltd.	2.6%
Midea Group Co. Ltd.	2.5%
Infosys Ltd.	2.5%

Top Sectors*	(% of Net Assets)
Information Technology	22.5%
Consumer Discretionary	20.0%
Financials	19.6%
Industrials	13.2%
Communication Services	7.9%
Consumer Staples	7.4%
Health Care	4.5%
Real Estate	2.0%
Materials	1.2%
Cash & Other	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Common ESG Impact Emerging Markets Fund	PAGE 2	TSR-AR-74316J227

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact Emerging Markets Fund	PAGE 3	TSR-AR-74316J227

Boston Common ESG Impact International Fund
BCAIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Boston Common ESG Impact International Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact International Fund	$97	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ending September 30, 2024, the Boston Common ESG Impact International Fund (the “Fund”) gained 24.09%. The MSCI EAFE Index (the “Index”) returned 24.77% over the same period.
Expectations for easier global monetary policy helped improve investor sentiment during the period. Strong stock selection in the Consumer Discretionary and Staples sectors contributed positively to relative performance. Spanish apparel retailer Inditex and Dutch ecommerce holding company Prosus were among top performers. Anglo-Dutch household and personal care company Unilever saw strong appreciation after a period of stability. Our lack of exposure to Energy, the only sector to post negative returns over the period, also contributed to relative performance. Financials was the largest detractor from relative performance. Norwegian bank DNB reported disappointing results, while Indonesian Bank Rakyat also dragged down returns, as rising provisions pressured the stock. Healthcare underperformed, driven mostly by Japan-based Alzheimer’s drug developer, Eisai.
Our strategy emphasizes high-quality businesses that manage ESG opportunities and risks. Our investments include companies selling environmental solutions, such as electrification, energy efficiency, and water treatment. The Fund is overweight the Industrials, Technology, and Utilities sectors, balanced with more exposure to Healthcare and an underweight to commodities. The Financial Services sector is another area of focus, with particular emphasis on banks and insurance providers that properly underwrite environmental risks.

Top Contributors
↑	DEUTSCHE TELEKOM
↑	AIA GROUP LTD
↑	INDITEX
↑	UNILEVER PLC SPON ADR NEW
↑	PRYSMIAN SPA

Top Detractors
↓	NOVO NORDISK A/S
↓	ASML HOLDING NV
↓	SAMSUNG ELECTRONIC
↓	MITSUBISHI UFJ FIN
↓	GERRESHEIMER AG
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Boston Common ESG Impact International Fund	PAGE 1	TSR-AR-74316J110

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Boston Common ESG Impact International Fund (without sales charge)	24.09	5.70	4.27
MSCI EAFE Net (USD)	24.77	8.20	5.71
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$422,259,817
Number of Holdings	60
Net Advisory Fee	$2,866,938
Portfolio Turnover	30%
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of Net Assets)
Deutsche Telekom AG	3.6%
Schneider Electric SE	3.0%
Prysmian SpA	2.9%
Oversea-Chinese Banking Corp. Ltd.	2.8%
AstraZeneca PLC	2.8%
Unilever PLC	2.8%
Novo Nordisk AS	2.7%
Industria de Diseno Textil SA	2.6%
Novartis AG	2.6%
AXA SA	2.5%

Top Sectors*	(% of Net Assets)
Financials	21.6%
Industrials	19.0%
Health Care	17.0%
Information Technology	11.7%
Consumer Discretionary	10.5%
Consumer Staples	8.6%
Utilities	4.0%
Communication Services	3.6%
Materials	2.4%
Cash & Other	1.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
Boston Common ESG Impact International Fund	PAGE 2	TSR-AR-74316J110

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact International Fund	PAGE 3	TSR-AR-74316J110

Boston Common ESG Impact US Equity Fund
BCAMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Boston Common ESG Impact US Equity Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at
https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Common ESG Impact US Equity Fund	$118	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the twelve months ending September 30, 2024, the Fund returned 35.93%, slightly behind the 36.35% return of the S&P 500® Index (the “Index”) over the same period.
Mega-cap stocks dominated market returns over the period, as the Index reached multiple all-time highs. Consumer Discretionary contributed to relative returns benefiting from Ralph Lauren’s strong earnings, while our underweight of the underperforming auto sector helped. Ongoing economic growth supported several Industrials holdings including rail equipment manufacturer, Wabtec, and thermal management solution provider, Vertiv. Our lack of exposure to the underperforming Energy sector also contributed to relative returns. Stock selection in Technology detracted most from relative performance, held back by the underweight in semiconductor stocks, and software holdings like Adobe which lagged the sector. Relative performance in the Financials sector was constrained by modest returns from Insurance broker, Aon and payments provider Visa in addition to an underweight to banks. The strength in Utilities did not translate to our holdings, Consolidated Edison and Eversource, which underperformed.
The US economy remains resilient, with GDP growth estimated to be close to 2.5% this year. If the Federal Reserve is successful in recalibrating monetary policy, lower short rates and a more normal yield curve could reinvigorate the housing market and overall consumption. Heightened geopolitical risks could temper the market’s relatively rosy expectation for mid-double-digit earnings growth. Several ongoing regional conflicts could spark greater US involvement, and upcoming US elections could further elevate market volatility.
We see plenty of opportunities for active stock selection to add value. As the market broadens beyond the largest names, we emphasize high-quality companies with secular, structural, or ESG-driven levers for growth and rerating.

Top Contributors
↑	APPLE INC COM
↑	CBRE GROUP INC CL A
↑	T-MOBILE US INC COM
↑	CARRIER GLOBAL CORPORATION COM
↑	HOME DEPOT INC COM

Top Detractors
↓	ALPHABET INC CAP STK CL C
↓	MICROSOFT CORP COM
↓	EDWARDS LIFESCIENCES COM
↓	MERCK & CO INC COM
↓	NVIDIA CORPORATION COM
Boston Common ESG Impact US Equity Fund	PAGE 1	TSR-AR-74316J680

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Boston Common ESG Impact US Equity Fund (without sales charge)	35.93	14.12	11.05
S&P 500 TR	36.35	15.98	13.38
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$66,072,584
Number of Holdings	54
Net Advisory Fee	$355,393
Portfolio Turnover	17%
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.9%
Apple, Inc.	7.0%
Alphabet, Inc.	5.1%
NVIDIA Corp.	4.6%
Broadcom, Inc.	3.5%
Visa, Inc.	3.3%
Netflix, Inc.	3.0%
Merck & Co., Inc.	2.8%
T-Mobile US, Inc.	2.7%
TJX Cos., Inc.	2.5%

Top Sectors*	(% of Net Assets)
Information Technology	30.5%
Financials	12.4%
Health Care	11.9%
Communication Services	10.8%
Consumer Discretionary	10.4%
Industrials	8.8%
Consumer Staples	5.9%
Materials	3.0%
Real Estate	2.8%
Cash & Other	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Boston Common ESG Impact US Equity Fund	PAGE 2	TSR-AR-74316J680

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact US Equity Fund	PAGE 3	TSR-AR-74316J680

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Boston Common ESG Impact Emerging Markets Fund

	FYE 9/30/2024	FYE 9/30/2023
Audit Fees	$15,300	$15,300
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Boston Common ESG Impact International Fund

	FYE 9/30/2024	FYE 9/30/2023
Audit Fees	$21,200	$21,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Boston Common ESG Impact U.S. Equity Fund

	FYE 9/30/2024	FYE 9/30/2023
Audit Fees	$21,200	$21,200
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Boston Common ESG Impact Emerging Markets Fund

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Boston Common ESG Impact International Fund

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Boston Common ESG Impact U.S. Equity Fund

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Boston Common ESG Impact Emerging Markets Fund

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Boston Common ESG Impact International Fund

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Boston Common ESG Impact U.S. Equity Fund

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BOSTON COMMON ESG IMPACT FUNDS
Boston Common ESG Impact Emerging Markets Fund
Boston Common ESG Impact International Fund
Boston Common ESG Impact U.S. Equity Fund
Core Financial Statements
September 30, 2024

Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 93.9%		.
Communication Services - 7.9%
Advanced Info Service PLC	132,756	$1,070,433
Bharti Airtel Ltd.	102,624	2,092,140
SK Telecom Co. Ltd. - ADR	37,273	885,979
Telkom Indonesia Persero Tbk PT	1,764,795	349,455
Tencent Holdings Ltd.	11,850	658,918
		5,056,925
Consumer Discretionary - 20.0%
Alibaba Group Holding Ltd.	60,615	805,500
BYD Co. Ltd. - Class H	36,209	1,291,864
Giant Manufacturing Company Ltd.	83,925	591,450
Hyundai Motor Company	3,904	727,091
Meituan - Class B(a)(b)	125,400	2,662,918
MercadoLibre, Inc.(a)	666	1,366,605
Midea Group Co. Ltd. - Class A	147,599	1,590,437
Naspers Ltd. - Class N	11,864	2,877,171
Trip.com Group Ltd. - ADR(a)	14,986	890,618
		12,803,654
Consumer Staples - 7.4%
Clicks Group Ltd.	58,100	1,334,913
Dabur India Ltd.	148,648	1,107,931
Dino Polska SA(a)(b)	11,777	1,073,056
Kimberly-Clark de Mexico SAB de CV - Class A	375,030	607,591
Raia Drogasil SA	122,091	574,406
		4,697,897
Financials - 19.6%
Alpha Services and Holdings SA	325,466	565,167
Axis Bank Ltd.	85,439	1,256,120
Bancolombia SA - ADR	34,500	1,082,610
BDO Unibank, Inc.	489,689	1,386,638
China Merchants Bank Co. Ltd. - Class H	240,507	1,165,465
HDFC Bank Ltd. - ADR	34,256	2,143,056
Itau Unibanco Holding SA - ADR	147,495	980,842
OTP Bank Nyrt	11,744	614,274
Ping An Insurance Group Co. of China Ltd. - Class H	264,663	1,661,959
PT Bank Rakyat Indonesia (Persero) Tbk.	5,185,840	1,696,093
		12,552,224
Health Care - 4.5%
Hapvida Participacoes e Investimentos SA(a)(b)	649,925	479,597
PT Kalbe Farma Tbk.	12,358,538	1,408,090
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	23,386	964,376
		2,852,063

	Shares	Value
Industrials - 13.2%
AirTAC International Group	30,952	$886,498
Localiza Rent a Car SA	32,100	243,061
Shenzhen Inovance Technology Co. Ltd. - Class A	159,725	1,407,558
Sungrow Power Supply Company Ltd. - Class A	80,580	1,127,410
Techtronic Industries Co. Ltd.	57,120	852,712
Voltas Ltd.	59,573	1,311,584
WEG SA	155,339	1,557,468
Weichai Power Co. Ltd. - Class H	572,536	1,046,447
		8,432,738
Information Technology - 19.1%
ASMPT Ltd.	39,991	486,134
Delta Electronics, Inc.	128,646	1,534,884
Infosys Ltd. - ADR	71,044	1,582,150
Silergy Corp.	50,100	737,823
SK Hynix, Inc.	4,546	608,422
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	37,966	6,593,555
Unimicron Technology Corp.	154,600	702,034
		12,245,002
Materials - 1.2%
Mondi PLC	40,218	761,903
Utilities - 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	39,400	652,797
TOTAL COMMON STOCKS (Cost $48,995,490)		60,055,203
PREFERRED STOCKS - 3.4%
Information Technology - 3.4%
Samsung Electronics Co. Ltd. 0.00%,	56,875	2,208,849
TOTAL PREFERRED STOCKS (Cost $2,576,385)		2,208,849
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Growthpoint Properties Ltd.	656,081	532,763
Prologis Property Mexico SAB de CV	220,900	722,272
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,275,765)		1,255,035

The accompanying notes are an integral part of these financial statements.

1

Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.79%(c)	340,596	$340,596
TOTAL SHORT-TERM INVESTMENTS (Cost $340,596)		340,596
TOTAL INVESTMENTS - 99.8% (Cost $53,188,236)		$63,859,683
Other Assets in Excess of Liabilities - 0.2%		112,679
TOTAL NET ASSETS - 100.0%		$63,972,362

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $4,215,571 or 6.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Boston Common ESG Impact International Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 3.6%
Deutsche Telekom AG	521,784	$15,324,433
Consumer Discretionary - 10.5%
BYD Co. Ltd. - Class H	199,500	7,117,754
Cie Financiere Richemont SA	33,650	5,343,764
Industria de Diseno Textil SA	185,485	10,985,643
Mercedes-Benz Group AG	74,143	4,804,414
Prosus NV - Class N	175,336	7,652,447
Sony Group Corp.	435,305	8,456,929
		44,360,951
Consumer Staples - 8.6%
Ajinomoto Co., Inc.	142,400	5,511,153
Kerry Group PLC - Class A	72,128	7,474,516
Koninklijke Ahold Delhaize NV	186,349	6,436,700
L’Oreal SA	11,703	5,249,236
Unilever PLC - ADR	179,898	11,686,174
		36,357,779
Financials - 21.6%
AIA Group Ltd.	699,650	6,109,944
AXA SA	278,453	10,719,587
Hannover Rueck SE	28,401	8,107,349
ING Groep NV	457,052	8,292,318
Intesa Sanpaolo SpA	1,458,142	6,241,878
Macquarie Group Ltd.	62,973	10,076,384
Mitsubishi UFJ Financial Group, Inc.	787,500	8,086,523
ORIX Corp.	393,047	9,196,850
Oversea-Chinese Banking Corp. Ltd.	1,024,465	11,992,365
PT Bank Rakyat Indonesia (Persero) Tbk.	11,907,246	3,894,412
T&D Holdings, Inc.	258,900	4,564,615
Tryg AS	165,140	3,916,259
		91,198,484
Health Care - 17.0%
AstraZeneca PLC	75,797	11,808,163
ConvaTec Group PLC(a)	2,103,961	6,390,172
CSL Ltd.	36,160	7,142,790
Gerresheimer AG	35,705	3,187,058
Hoya Corp.	64,424	8,922,953
Kyowa Kirin Co. Ltd.	235,500	4,155,803
Novartis AG - ADR	93,687	10,775,879
Novo Nordisk AS - Class B	97,353	11,547,187
Roche Holding AG - ADR	191,728	7,659,534
		71,589,539
Industrials - 19.0%
Ashtead Group PLC	71,706	5,555,847
Assa Abloy AB - Class B	210,949	7,106,853
Atlas Copco AB - Class B	388,316	6,662,670
Ferguson Enterprises, Inc.	1	196
Keisei Electric Railway Co. Ltd.	177,800	5,300,733

	Shares	Value
Kurita Water Industries Ltd.	142,037	$6,145,558
Mitsubishi Electric Corp.	320,800	5,203,680
Prysmian SpA	169,772	12,352,384
RELX PLC	133,168	6,287,713
Rexel SA	172,262	4,993,315
Schneider Electric SE	48,333	12,740,984
Vestas Wind Systems AS(b)	186,977	4,114,185
Volvo AB - Class B	147,264	3,895,456
		80,359,574
Information Technology - 11.7%
ASML Holding NV	11,480	9,549,776
Infineon Technologies AG	81,428	2,858,773
Keyence Corp.	15,124	7,248,361
Murata Manufacturing Co. Ltd.	291,700	5,772,371
Sage Group PLC	287,875	3,954,325
Samsung Electronics Co. Ltd.	81,830	3,824,637
SAP SE - ADR	33,183	7,602,226
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	27,470	4,770,715
TDK Corp.	306,445	3,914,631
		49,495,815
Materials - 2.4%
DSM-Firmenich AG	41,908	5,783,620
James Hardie Industries PLC(b)	106,573	4,234,944
		10,018,564
Utilities - 4.0%
SSE PLC	418,374	10,544,885
Veolia Environnement SA	196,394	6,465,947
		17,010,832
TOTAL COMMON STOCKS (Cost $296,020,662)		415,715,971
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 4.79%(c)	5,047,152	5,047,152
TOTAL SHORT-TERM INVESTMENTS (Cost $5,047,152)		5,047,152
TOTAL INVESTMENTS - 99.6% (Cost $301,067,814)		$420,763,123
Other Assets in Excess of Liabilities - 0.4%		1,496,694
TOTAL NET ASSETS - 100.0%		$422,259,817

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

3

Boston Common ESG Impact International Fund
Schedule of Investments
September 30, 2024(Continued)
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $6,390,172 or 1.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 97.3%
Communication Services - 10.8%
Alphabet, Inc. - Class A	300	$49,755
Alphabet, Inc. - Class C	19,637	3,283,110
Netflix, Inc.(a)	2,833	2,009,362
T-Mobile US, Inc.	8,569	1,768,299
		7,110,526
Consumer Discretionary - 10.4%
Booking Holdings, Inc.	313	1,318,394
DR Horton, Inc.	3,466	661,209
Home Depot, Inc.	3,422	1,386,594
Ralph Lauren Corp.	6,089	1,180,475
TJX Cos., Inc.	14,306	1,681,527
Ulta Beauty, Inc.(a)	1,634	635,822
		6,864,021
Consumer Staples - 5.9%
Colgate-Palmolive Company	6,524	677,257
Costco Wholesale Corp.	1,608	1,425,524
Mondelez International, Inc. - Class A	10,700	788,269
Procter & Gamble Co.	5,861	1,015,125
		3,906,175
Financials - 12.4%
Ameriprise Financial, Inc.	2,171	1,019,957
Aon PLC - Class A	2,587	895,076
Bank of America Corp.	16,726	663,688
CME Group, Inc. - Class A	4,467	985,643
Fifth Third Bancorp	19,619	840,478
MetLife, Inc.	8,437	695,884
Morgan Stanley	8,536	889,793
Visa, Inc. - Class A	7,951	2,186,127
		8,176,646
Health Care - 11.9%
Danaher Corp.	2,767	769,281
Edwards Lifesciences Corp.(a)	9,791	646,108
Eli Lilly & Co.	1,567	1,388,268
Hologic, Inc.(a)	8,286	674,978
Merck & Co., Inc.	16,281	1,848,870
Regeneron Pharmaceuticals, Inc.(a)	1,229	1,291,974
Vertex Pharmaceuticals, Inc.(a)	2,726	1,267,808
		7,887,287
Industrials - 8.8%
Carrier Global Corp.	10,987	884,344
Cummins, Inc.	2,649	857,720
Emerson Electric Company	8,580	938,395
Valmont Industries, Inc.	2,049	594,107
Vertiv Holdings Co. - Class A	6,505	647,182
Wabtec Corp.	5,957	1,082,804
Xylem, Inc./NY	6,226	840,697
		5,845,249

	Shares	Value
Information Technology - 30.5%(b)
Adobe, Inc.(a)	1,556	$805,666
Analog Devices, Inc.	4,327	995,946
Apple, Inc.	19,955	4,649,515
Applied Materials, Inc.	3,076	621,506
Broadcom, Inc.	13,518	2,331,855
Intuit, Inc.	1,733	1,076,193
Micron Technology, Inc.	5,243	543,751
Microsoft Corp.	12,102	5,207,491
NVIDIA Corp.	24,843	3,016,934
salesforce.com, Inc.	3,300	903,243
		20,152,100
Materials - 3.0%
Ball Corp.	17,930	1,217,626
Ecolab, Inc.	3,131	799,438
		2,017,064
Real Estate - 1.2%
CBRE Group, Inc. - Class A(a)	6,159	766,672
Utilities - 2.4%
American Water Works Co., Inc.	5,710	835,031
Eversource Energy	10,645	724,392
		1,559,423
TOTAL COMMON STOCKS (Cost $31,361,236)		64,285,163
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Digital Realty Trust, Inc.	4,158	672,889
Weyerhaeuser Co.	12,506	423,453
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $986,625)		1,096,342
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.79%(c)	716,253	716,253
TOTAL SHORT-TERM INVESTMENTS (Cost $716,253)		716,253
TOTAL INVESTMENTS - 100.0% (Cost $33,064,114)		$66,097,758
Liabilities in Excess of Other Assets - (0.0)%(d)		(25,174)
TOTAL NET ASSETS - 100.0%		$66,072,584

The accompanying notes are an integral part of these financial statements.

5

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
September 30, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Statements of Assets and Liabilities
September 30, 2024

	Boston Common ESG Impact Emerging Markets Fund	Boston Common ESG Impact International Fund	Boston Common ESG Impact U.S. Equity Fund
ASSETS:
Investments, at value	$63,859,683	$420,763,123	$66,097,758
Dividends receivable	159,353	654,035	35,177
Dividend tax reclaim receivable	2,154	1,159,009	4,367
Interest receivable	5,718	16,545	3,641
Foreign currency, at value	5,670	7,643	—
Receivable for fund shares sold	—	60,951	—
Prepaid expenses and other assets	16,644	11,012	13,397
Total assets	64,049,222	422,672,318	66,154,340
LIABILITIES:
Payable for audit fees	18,124	24,000	24,000
Payable for fund administration and accounting fees	17,411	67,296	15,427
Payable to adviser	15,297	233,115	26,581
Payable for custodian fees	10,530	20,908	1,940
Payable for capital shares redeemed	5,684	26,557	125
Payable for compliance fees	2,308	2,308	2,308
Payable for transfer agent fees and expenses	898	14,151	4,392
Interest payable	—	4	—
Payable for investments purchased	—	147	—
Payable for expenses and other liabilities	6,608	24,015	6,983
Total liabilities	76,860	412,501	81,756
NET ASSETS	$ 63,972,362	$422,259,817	$66,072,584
Net Assets Consist of:
Paid-in capital	$57,413,947	$373,622,632	$29,340,676
Total distributable earnings	6,558,415	48,637,185	36,731,908
Total net assets	$ 63,972,362	$422,259,817	$66,072,584
Net assets	$63,972,362	$422,259,817	$66,072,584
Shares issued and outstanding	2,605,784	12,041,046	918,862
Net asset value per share	$24.55	$35.07	$71.91
COST:
Investments, at cost	$53,188,236	$301,067,814	$33,064,114
Foreign currency, at cost	$5,664	$7,650	$—

The accompanying notes are an integral part of these financial statements.

7

Statements of Operations
For the Year Ended September 30, 2024

	Boston Common ESG Impact Emerging Markets Fund	Boston Common ESG Impact International Fund	Boston Common ESG Impact U.S. Equity Fund
INVESTMENT INCOME:
Dividend income	$1,399,205	$11,626,661	$780,897
Less: Dividend withholding taxes	(183,827)	(854,697)	20
Less: Issuance fees	(10,403)	(24,500)	(145)
Interest income	53,258	247,247	40,361
Other income	428	908	637
Total investment income	1,258,661	10,995,619	821,770
EXPENSES:
Investment advisory fee	428,820	3,492,145	460,969
Fund administration and accounting fees	114,365	461,082	101,440
Custodian fees	51,505	132,831	7,701
Federal and state registration fees	27,963	28,309	19,574
Trustees’ fees	24,719	34,341	24,991
Audit fees	18,573	24,565	24,565
Compliance fees	15,335	15,335	15,336
Legal fees	14,199	13,051	13,080
Transfer agent fees	5,191	98,377	28,842
Reports to shareholders	3,224	23,585	3,275
Interest expense	—	47,906	1,187
Other expenses and fees	27,571	55,642	20,429
Total expenses	731,465	4,427,169	721,389
Expense reimbursement by Adviser	(232,015)	(625,207)	(105,576)
Net expenses	499,450	3,801,962	615,813
NET INVESTMENT INCOME	759,211	7,193,657	205,957
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	(1,887,159)	(17,417,346)	3,746,705
Foreign currency translation	(27,149)	(169,878)	—
Net realized gain/(loss)	(1,914,308)	(17,587,224)	3,746,705
Net change in unrealized appreciation on:
Investments	14,121,198	104,198,525	14,808,484
Foreign currency translation	819	46,543	—
Net change in unrealized appreciation	14,122,017	104,245,068	14,808,484
Net realized and unrealized gain	12,207,709	86,657,844	18,555,189
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,966,920	$93,851,501	$18,761,146

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Boston Common ESG Impact Emerging Markets Fund		Boston Common ESG Impact International Fund
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$759,211	$450,282	$7,193,657	$9,108,191
Net realized loss	(1,914,308)	(1,481,962)	(17,587,224)	(44,521,742)
Net change in unrealized appreciation	14,122,017	2,873,837	104,245,068	104,156,089
Net increase in net assets from operations	12,966,920	1,842,157	93,851,501	68,742,538
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(869,225)	(503,855)	(10,841,346)	(5,898,059)
Total distributions to shareholders	(869,225)	(503,855)	(10,841,346)	(5,898,059)
CAPITAL TRANSACTIONS:
Subscriptions	15,689,135	16,388,390	48,219,870	111,178,214
Reinvestments	387,430	151,464	9,109,616	4,991,170
Redemptions	(2,220,357)	(901,925)	(192,332,201)	(119,028,837)
Redemption fees	145	252	18,751	11,651
Net increase (decrease) in net assets from capital transactions	13,856,353	15,638,181	(134,983,964)	(2,847,802)
NET INCREASE (DECREASE) IN NET ASSETS	25,954,048	16,976,483	(51,973,809)	59,996,677
NET ASSETS:
Beginning of the year	38,018,314	21,041,831	474,233,626	414,236,949
End of the year	$ 63,972,362	$38,018,314	$422,259,817	$474,233,626
SHARES TRANSACTIONS
Subscriptions	761,996	795,554	1,554,426	3,694,849
Reinvestments	19,057	7,661	295,863	171,754
Redemptions	(102,282)	(43,775)	(6,204,182)	(4,016,939)
Total increase/(decrease) in shares outstanding	678,771	759,440	(4,353,893)	(150,336)

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets(Continued)

	Boston Common ESG Impact U.S. Equity Fund
	Year Ended September 30,
	2024	2023
OPERATIONS:
Net investment income	$205,957	$308,794
Net realized gain	3,746,705	721,824
Net change in unrealized appreciation	14,808,484	7,141,753
Net increase in net assets from operations	18,761,146	8,172,371
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(925,062)	(3,014,672)
Total distributions to shareholders	(925,062)	(3,014,672)
CAPITAL TRANSACTIONS:
Subscriptions	2,363,551	5,961,488
Reinvestments	714,934	2,528,835
Redemptions	(8,700,343)	(6,459,431)
Net increase (decrease) in net assets from capital transactions	(5,621,858)	2,030,892
NET INCREASE IN NET ASSETS	12,214,226	7,188,591
NET ASSETS:
Beginning of the year	53,858,358	46,669,767
End of the year	$ 66,072,584	$53,858,358
SHARES TRANSACTIONS
Subscriptions	39,696	110,054
Reinvestments	12,146	50,546
Redemptions	(135,411)	(121,717)
Total increase in shares outstanding	(83,569)	38,883

The accompanying notes are an integral part of these financial statements.

10

Boston Common ESG Impact Emerging Markets Fund
Financial Highlights

	Year Ended September 30,			Period Ended September 30, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$19.73	$18.02	$25.02	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.29	0.35	0.02
Net realized and unrealized gain (loss) on investments(c)	4.95	1.82	(7.24)	—
Total from investment operations	5.27	2.11	(6.89)	0.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.40)	(0.11)	—
Total distributions	(0.45)	(0.40)	(0.11)	—
Redemption fee per share	0.00(d)	—	—	—
Net asset value, end of period	$24.55	$19.73	$18.02	$25.02
Total return(e)	27.16%	11.72%	−27.64%	0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$63,972	$38,018	$21,042	$751
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.45%	1.68%	1.94%	63.49%
After expense reimbursement/recoupment(f)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(f)	1.50%	1.43%	1.58%	2.75%
Portfolio turnover rate(e)	25%	20%	36%	0%

(a)	Inception date of the Fund was September 20, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

Boston Common ESG Impact International Fund
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$28.93	$25.04	$38.56	$32.48	$29.32
INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.56	0.62	0.40	0.23
Net realized and unrealized gain (loss) on investments(b)	6.35	3.69	(12.89)	5.92	3.64
Total from investment operations	6.87	4.25	(12.27)	6.32	3.87
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.36)	(0.65)	(0.24)	(0.71)
Net realized gains	—	—	(0.60)	—	—
Total distributions	(0.73)	(0.36)	(1.25)	(0.24)	(0.71)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$35.07	$28.93	$25.04	$38.56	$32.48
Total return	24.09%	16.98%	−32.85%	19.48%	13.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$422,260	$474,234	$414,237	$495,197	$320,526
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.01%(d)	0.97%	0.97%	0.97%	1.00%
After expense reimbursement/recoupment	0.87%(d)	0.86%	0.90%(e)	0.97%	1.00%
Ratio of net investment income to average net assets	1.65%	1.86%	1.91%	1.07%	0.75%
Portfolio turnover rate	30%	31%	22%	24%	33%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Includes interest expense of $47,906 or 0.01% for the year ended September 30, 2024.
(e)	Prior to March 2, 2022, the expense cap was 1.20%. Effective March 2, 2022, the expense cap became 0.86%.
The accompanying notes are an integral part of these financial statements.

12

Boston Common ESG Impact U.S. Equity Fund
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$53.73	$48.44	$61.96	$47.97	$43.69
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.32	0.15	0.08	0.23
Net realized and unrealized gain (loss) on investments(b)	18.89	8.12	(10.92)	14.10	5.85
Total from investment operations	19.10	8.44	(10.77)	14.18	6.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.12)	(0.06)	(0.19)	(0.27)
Net realized gains	(0.62)	(3.03)	(2.69)	—	(1.53)
Total distributions	(0.92)	(3.15)	(2.75)	(0.19)	(1.80)
Redemption fee per share	—	—	0.00(c)	—	—
Net asset value, end of year	$71.91	$53.73	$48.44	$61.96	$47.97
Total return	35.93%	17.90%	−18.38%	29.62%	14.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$66,073	$53,858	$46,670	$57,492	$43,213
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.17%(d)	1.17%	1.14%	1.14%	1.27%
After expense reimbursement/recoupment	1.00%(d)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.34%	0.60%	0.25%	0.13%	0.50%
Portfolio turnover rate	17%	32%	29%	19%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Includes interest expense of $1,187 or 0.00% for the year ended September 30, 2024.
The accompanying notes are an integral part of these financial statements.

13

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
NOTE 1 – ORGANIZATION
The Emerging Markets Fund, International Fund and the U.S. Equity Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds commenced operations on September 20, 2021, December 29, 2010 and April 30, 2012, respectively. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The Funds’ investment objective is to seek long-term capital appreciation. The Funds seek to preserve and build capital over the long-term through investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADR”) of companies it believes are high quality, sustainable and undervalued. The Emerging Markets Fund and the International Fund invest in European Depositary Receipts and Global Depositary Receipts.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non- exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

For foreign securities traded on foreign exchanges the Trust has selected ICE Data Services Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Emerging Markets Fund and the International Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding ADR, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Common Asset Management (the “Advisor”) as valuation designee to perform fair value determinations relating to the Funds’ portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

14

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024. See the Schedules of Investments for sector breakouts.
Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,456,393	$36,598,810	$—	$60,055,203
Preferred Stocks	—	2,208,849	—	2,208,849
Real Estate Investment Trusts	1,255,035	—	—	1,255,035
Money Market Funds	340,596	—	—	340,596
Total Investments	$25,052,024	$38,807,659	$—	$63,859,683

Refer to the Schedule of Investments for further disaggregation of investment categories.
International Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$48,931,424	$366,784,547	$—	$415,715,971
Money Market Funds	5,047,152	—	—	5,047,152
Total Investments	$53,978,576	$366,784,547	$—	$420,763,123

Refer to the Schedule of Investments for further disaggregation of investment categories.

15

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$64,285,163	$—	$—	$64,285,163
Real Estate Investment Trusts	1,096,342	—	—	1,096,342
Money Market Funds	716,253	—	—	716,253
Total Investments	$66,097,758	$—	$—	$66,097,758

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Funds at the most recent fiscal year ended September 30, 2024 had no post-October losses or late year losses. At the most recent fiscal year ended September 30, 2024, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Emerging Markets Fund	International Fund	U.S. Equity Fund
Unlimited Short-Term	$(2,027,480)	$(20,463,696)	$—
Unlimited Long-Term	(1,854,169)	(52,654,660)	—
	$(3,881,649)	$(73,118,356)	$—

As of September 30, 2024, the Funds did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of September 30, 2024, the Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

16

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Funds’ net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 30 calendar days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no adjustments for the Emerging Markets Fund and International Fund. For the year ended September 30, 2024, the following adjustments were made in the U.S. Equity Fund[1]:

	Paid-in Capital	Distributable (accumulated) earnings (losses)
U.S. Equity Fund	$174,369	$(174,369)

[1]	These reclassifications are primarily due to the utilization of equalization.

17

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.85% for the Emerging Markets Fund, 0.80% for the International Fund and 0.75% for the U.S. Equity Fund based upon the average daily net assets of each Fund. For the year ended September 30, 2024, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) of each Fund’s average daily net assets to 0.99% for the Emerging Markets Fund, 0.86% for the International Fund and 1.00% for the U.S. Equity Fund, respectively. Prior to March 2, 2022, the Expense Cap for the International Fund was 1.20%. The Operating Expense Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. Any fees waived and/or Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Adviser, if requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amount of fees waived and expenses absorbed by the Adviser during the year ended September 30, 2024, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.
As of September 30, 2024, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following tables. The Adviser may recapture a portion of the unreimbursed amounts no later than the dates stated below.

Year of Expiration	Emerging Markets Fund	International Fund	U.S. Equity Fund
September 30, 2025	$192,810	$375,501	$79,175
September 30, 2026	217,379	530,073	88,702
September 30, 2027	232,015	625,207	105,576

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates the Funds’ NAVs, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer of the Funds are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended September 30, 2024, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.

18

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the year ended September 30, 2024, the cost of purchases and proceeds from the sales or maturity of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Emerging Markets Fund	$26,650,853	$12,579,561
International Fund	130,038,603	261,573,016
U.S. Equity Fund	10,171,714	16,332,366

For the year ended September 30, 2024, there were no purchases or sales of U.S. Government obligations in the Funds.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the year ended September 30, 2024 and the year ended September 30, 2023 were as follows:

	September 30, 2024	September 30, 2023
Emerging Markets Fund
Ordinary income	$869,225	$503,855
Long-term capital gain	—	—
International Fund
Ordinary income	$10,841,346	$5,898,059
Long-term capital gain	—	—
U.S. Equity Fund
Ordinary income	$304,886	$119,568
Long-term capital gain	620,176	2,895,104

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at the most recent fiscal year ended September 30, 2024 were as follows:

Emerging Markets Fund
Cost of investments[1]	$54,405,116
Gross tax unrealized appreciation	12,947,154
Gross tax unrealized depreciation	(3,491,939)
Net tax unrealized appreciation (depreciation)	9,455,215
Undistributed ordinary income	984,849
Undistributed long-term capital gain	—
Total distributable earnings	984,849
Other distributable (accumulated) gains (losses)	(3,881,649)
Total distributable (accumulated) earnings (losses)	$6,558,415

19

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)

International Fund
Cost of investments[1]	$308,341,787
Gross tax unrealized appreciation	126,340,782
Gross tax unrealized depreciation	(13,921,768)
Net tax unrealized appreciation (depreciation)	112,419,014
Undistributed ordinary income	9,336,527
Undistributed long-term capital gain	—
Total distributable earnings	9,336,527
Other distributable (accumulated) gains (losses)	(73,118,356)
Total distributable (accumulated) earnings (losses)	$48,637,185

U.S. Equity Fund
Cost of investments[1]	$ 33,107,594
Gross tax unrealized appreciation	33,378,002
Gross tax unrealized depreciation	(387,838)
Net tax unrealized appreciation (depreciation)	32,990,164
Undistributed ordinary income	248,156
Undistributed long-term capital gain	3,493,588
Total distributable earnings	3,741,744
Other distributable (accumulated) gains (losses)	—
Total distributable (accumulated) earnings (losses)	$36,731,908

[1]	The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and PFIC adjustments.
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Emerging Markets Fund, International Fund and U.S. Equity Fund credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the year ended September 30, 2024 is disclosed in the Statements of Operations, if applicable. Credit facility activity for the year ended September 30, 2024, was as follows:

	Emerging Markets Fund	International Fund	U.S. Equity Fund
Maximum available credit	$2,000,000	$10,000,000	$2,000,000
Largest amount outstanding on an individual day	—	10,000,000	2,000,000
Average balance when in use	—	6,147,848	838,333
Credit facility outstanding as of September 30, 2024	—	—	—
Weighted average interest rate	N/A	8.50%	8.50%

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of
Boston Common ESG Impact Funds and
The Board of Trustees of
Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Boston Common ESG Impact Emerging Markets Fund, Boston Common ESG Impact International Fund and Boston Common ESG Impact U.S. Equity Fund (the “Funds”), each a series of Professionally Managed Portfolios, including the schedules of investments, as of September 30, 2024, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Professionally Managed Portfolios	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Boston Common ESG Impact International Fund, Boston Common ESG Impact U.S. Equity Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the five years in the period ended September 30, 2024
Boston Common ESG Impact Emerging Markets Fund	For the year ended September 30, 2024	For each of the two years in the period ended September 30, 2024	For each of the three years in the period ended September 30, 2024 and for the period September 21, 2021 (commencement of operations) through September 30, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 27, 2024

21

BOSTON COMMON ESG IMPACT FUNDS
Approval of Investment Advisory Agreement (Unaudited)
BOSTON COMMON ESG IMPACT INTERNATIONAL FUND
BOSTON COMMON ESG IMPACT U.S. EQUITY FUND
BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND
At a meeting held on August 14-15, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Boston Common Asset Management, LLC (the “Adviser”) for each of the Boston Common ESG Impact International Fund, the Boston Common ESG Impact U.S. Equity Fund, and the Boston Common ESG Impact Emerging Markets Fund (each a “Fund,” and together, the “Funds”) for another term. At this meeting and at a prior meeting held on June 14, 2024, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, business continuity plan, and risk management process. The Board considered that Boston Common was a socially responsible manager and that each Fund invests in issuers that meet the Adviser’s specific environmental, social and governance (“ESG”) criteria. The Board noted the additional effort and infrastructure necessary to monitor and invest in accordance with the Adviser’s ESG criteria and also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Adviser’s similarly managed accounts, all for periods ended March 31, 2024. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues. The Board also recognized that each Fund’s investments are subject to the Adviser’s ESG investment criteria as set forth in its prospectus, and that shareholders investing in the Fund accept and desire a fund employing such criteria, even if it may impact performance to a greater extent than other funds.
For the Boston Common ESG Impact International Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund was subject to specific ESG investment criteria, which may differ significantly among funds in its peer group. The

22

BOSTON COMMON ESG IMPACT FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Board noted that the Boston Common ESG Impact International Fund had underperformed the average of its Cohort for the one-, three-, five-, and ten-year periods In reviewing performance against peers and Cohorts, the Board considered the Adviser’s explanations for recent poor relative performance and its efforts to improve performance. The Board also considered the performance of the Boston Common ESG Impact International Fund against its broad-based securities market benchmark, noting the Fund had underperformed its benchmark for the one-, three-, five-, and ten-year periods. The Trustees further considered that the Fund had outperformed the Adviser’s international composite for the one-, three-, five- and ten-year periods ended March 31, 2024.
For the Boston Common ESG Impact U.S. Equity Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three- and ten-year periods and outperformed for the five-year period. The Board also noted that the Fund was subject to specific ESG investment criteria, which may differ significantly among funds in its peer group. The Board noted that the Boston Common ESG Impact U.S. Equity Fund had underperformed the average of its Cohort for the one-, three-, five- and ten-year periods. They also considered the Adviser’s explanations for recent poor relative performance and its efforts to improve performance. The Board considered the performance of the Boston Common ESG Impact U.S. Equity Fund against its broad-based securities market benchmark, noting that the Fund underperformed the benchmark for the one-, three-, five and ten-year periods. The Trustees further considered that the Fund performed in line with the composite for the one-year period, outperformed for the three- and five-year periods and underperformed for the ten-year period ended March 31, 2024.
For the Boston Common ESG Impact Emerging Markets Fund, the Board noted that the Fund had underperformed its Morningstar peer group average and Cohort average for the one-year period. The Board also noted that the Fund was subject to specific ESG investment criteria, which may differ significantly among funds in its peer group. The Board considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-year period. The Board also considered the underperformance of the Fund compared to the Adviser’s emerging markets composite for the one-year period ended March 31, 2024. In considering the performance of the Fund, the Board noted that the Fund had less than three years of operations.
3. The costs of the services provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Boston Common ESG Impact International Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.86% for the Fund excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s advisory fee was at its Cohort’s median and above that of its Cohort’s average and that the net expense ratio was below that of its Cohort’s median and average. The Board noted that the Boston Common ESG Impact International Fund’s net expense ratio was below the peer group average. The Board noted that the advisory fees charged to the Boston Common ESG Impact International Fund were lower or higher than the fees charged to the Adviser’s other similarly managed accounts depending on the asset level. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Boston Common ESG Impact U.S. Equity Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund excluding certain operating expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was above the peer group average. The Board noted that the Boston Common ESG Impact U.S. Equity Fund’s advisory fee and net expense ratio were above the median and average of its Cohort. The Board noted that the advisory fees charged to the Boston Common ESG Impact U.S. Equity Fund were lower or higher than the fees charged to the Adviser’s other similarly managed accounts depending on the asset level. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
For the Boston Common ESG Impact Emerging Markets Fund, the Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 0.99% for the Fund excluding certain operating

23

BOSTON COMMON ESG IMPACT FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
expenses (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was below the peer group average. The Board noted that the Boston Common ESG Impact Emerging Market Fund’s advisory fee and net expense ratio were below the median and average of its Cohort. The Board noted that the advisory fees charged to the Boston Common ESG Impact Emerging Markets Fund were lower or higher than the fees charged to the Adviser’s other similarly managed accounts depending on the asset level. The Board concluded that the fees paid to the Adviser were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” paid to the Adviser. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement, was not excessive, and that the Adviser had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

24

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)
FEDERAL TAX INFORMATION
For the year ended September 30, 2024, the Boston Common ESG Impact Emerging Markets Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Country	Gross Dividend	Tax Withheld
Brazil	$102,114	$8,329
China	311,007	31,101
Colombia	106,621	—
Greece	9,187	459
United Kingdom	118,384	22,616
Hong Kong	5,125	—
Hungary	21,160	—
Indonesia	134,500	28,090
India	71,330	9,888
Korea, Republic Of	132,071	29,056
Cayman Islands	90,282	1,582
Mexico	42,869	5,906
Philippines	22,541	5,635
Thailand	34,747	3,475
Taiwan	135,014	28,353
South Africa	62,255	9,338
	$1,399,205	$183,827

For the year ended September 30, 2024, the Boston Common ESG Impact International Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Country	Gross Dividend	Tax Withheld
Australia	$626,672	$50,509
Switzerland	993,398	137,412
China	91,332	9,133
Germany	1,372,437	135,069
Denmark	150,125	22,519
Spain	329,733	48,439
Finland	190,950	28,643
France	1,366,743	202,521
United Kingdom	1,518,241	—
Hong Kong	141,053	—
Indonesia	308,642	61,232
Ireland	78,948	—
Italy	326,204	48,931
Jersey	3	—
Japan	1,377,474	137,747
Korea, Republic Of	63,757	14,027
Cayman Islands	55,650	—
Netherlands	922,417	138,363
Norway	296,151	74,038
Sweden	683,108	102,466
Singapore	682,978	—
Taiwan	50,644	10,635
	11,626,660	1,221,682

25

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
For the year ended September 30, 2024, the Boston Common ESG Impact Emerging Markets Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Country	Taxes Withheld	Gross Dividend
Brazil	0.0032	0.0392
China	0.0119	0.1194
Colombia	0.0000	0.0409
Greece	0.0002	0.0035
United Kingdom	0.0087	0.0454
Hong Kong	0.0000	0.0020
Hungary	0.0000	0.0081
Indonesia	0.0108	0.0516
India	0.0038	0.0274
Korea, Republic Of	0.0112	0.0507
Cayman Islands	0.0006	0.0346
Mexico	0.0023	0.0165
Philippines	0.0022	0.0087
Thailand	0.0013	0.0133
Taiwan	0.0109	0.0518
South Africa	0.0036	0.0239
Shares Outstanding at 09/30/2024		2,605,784

For the year ended September 30, 2024, the Boston Common ESG Impact International Fund earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Country	Taxes Withheld	Gross Dividend
Australia	0.0042	0.0520
Switzerland	0.0114	0.0825
China	0.0008	0.0076
Germany	0.0112	0.1140
Denmark	0.0019	0.0125
Spain	0.0040	0.0274
Finland	0.0024	0.0159
France	0.0168	0.1135
United Kingdom	0.0000	0.1261
Hong Kong	0.0000	0.0117
Indonesia	0.0051	0.0256
Ireland	0.0000	0.0066
Italy	0.0041	0.0271
Jersey	0.0000	0.0000
Japan	0.0114	0.1144
Korea, Republic Of	0.0012	0.0053
Cayman Islands	0.0000	0.0046
Netherlands	0.0115	0.0766
Norway	0.0061	0.0246
Sweden	0.0085	0.0567
Singapore	0.0000	0.0567
Taiwan	0.0009	0.0042
Shares Outstanding at 09/30/2024		12,041,046

26

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended September 30, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Emerging Markets Fund	78.46%
International Fund	100.00%
U.S. Equity Fund	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024, was as follows:

Emerging Markets Fund	0.00%
International Fund	0.00%
U.S. Equity Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Emerging Markets Fund	0.00%
International Fund	0.00%
U.S. Equity Fund	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-777-6944. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-777-6944. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at www.bostoncommonfunds.com/literature/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling 1-877-777-6944.

27

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	December 5, 2024

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	December 5, 2024

* Print the name and title of each signing officer under his or her signature.